CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended			7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Operating expenses
Total operating expenses	$ 235,113	$ 145,130					$ 904,875		$ 678,487
Loss from operations	(235,113)	(145,130)					(904,875)		(678,487)
Other income (expense)
Total other income (expense)	(845,865)	5,994,270
Net (loss) income	$ (1,080,978)	$ 5,697,071	$ (205,197)		$ 3,182,756		$ 2,331,442	$ (1,942,399)	$ (20,522,282)		$ 2,331,442
Weighted average shares outstanding, basic and diluted, common stock	11,894,659	8,194,073	6,444,901		8,202,967		8,025,569	8,208,043	9,685,184		8,025,569
Net loss (income) per share basic and diluted, common stock	$ (0.09)	$ 0.62	$ (0.05)		$ 0.30		$ 0.19	$ (0.32)	$ (2.17)		$ 0.19
Blade Urban Air Mobility [Member]
Revenue	$ 9,273,000	$ 6,454,000		$ 17,259,000		$ 11,677,000				$ 23,434,000		$ 31,196,000
Operating expenses
Cost of revenue	7,673,000	5,831,000		13,995,000		11,588,000				21,107,000		26,497,000
Software development	156,000	241,000		342,000		471,000				861,000		751,000
General and administrative	4,803,000	2,807,000		8,214,000		5,815,000				9,292,000		10,476,000
Selling and marketing	866,000	923,000		1,301,000		1,955,000				2,533,000		5,013,000
Total operating expenses	13,498,000	9,802,000		23,852,000		19,829,000				33,793,000		42,737,000
Loss from operations	(4,225,000)	(3,348,000)		(6,593,000)		(8,152,000)				(10,359,000)		(11,541,000)
Other income (expense)
Interest income (expense), net	4,000			11,000		30,000				200,000		718,000
Interest expense		(61,000)								(1,000)		(15,000)
Total other income (expense)	4,000	(61,000)		11,000		30,000				199,000		703,000
Net (loss) income	$ (4,221,000)	$ (3,409,000)		$ (6,582,000)		$ (8,122,000)				$ (10,160,000)		$ (10,838,000)
Weighted average shares outstanding, basic and diluted, common stock	12,747,462	12,513,301		12,681,029		12,510,955				12,512,567		12,409,010
Net loss (income) per share basic and diluted, common stock	$ (0.33)	$ (0.27)		$ (0.52)		$ (0.65)				$ (0.81)		$ (0.87)